Note 13 - Lease (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
$

Year ending December 31, 2022	666
Year ending December 31, 2023	702
Year ending December 31, 2024	308
Year ending December 31, 2025	314
Year ending December 31, 2026	318
Total lease payments	2,308
Less: imputed interest	(302)

Present value of lease liabilities	2,006

Lease, Cost [Table Text Block]
	Year ended December 31,
	2020	2021
	$	$

Operating cash flows used in operating lease	840	675
	As of December 31,
	2020	2021

Weighted average remaining lease term (years)	2.87	3.98
Weighted average discount rate	8.9%	5.5%